Schedule of financial assets with and without risk assessment (Details) - BRL (R$) R$ in Thousands		Sep. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Financial assets with risk assessment		R$ 14,933,461	R$ 17,451,081
Financial assets without risk assessment		44,917	54,562
Financial assets		14,978,378	17,505,643
AAA
IfrsStatementLineItems [Line Items]
Financial assets with risk assessment		9,618,753	13,639,273
AA+
IfrsStatementLineItems [Line Items]
Financial assets with risk assessment		253,077	412,612
AA
IfrsStatementLineItems [Line Items]
Financial assets with risk assessment		848,006	735,755
AA-
IfrsStatementLineItems [Line Items]
Financial assets with risk assessment		93,394	199,405
A+
IfrsStatementLineItems [Line Items]
Financial assets with risk assessment		2,317,500	1,336,334
A
IfrsStatementLineItems [Line Items]
Financial assets with risk assessment		72,661	53,941
A-
IfrsStatementLineItems [Line Items]
Financial assets with risk assessment		283,829	91,487
BBB+
IfrsStatementLineItems [Line Items]
Financial assets with risk assessment		33,243	982,225
B B B [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk assessment		1,410,894	49
B B B Minus [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk assessment		953
B B [Member]
IfrsStatementLineItems [Line Items]
Financial assets with risk assessment		1,151
Other financial assets with no risk assessment
IfrsStatementLineItems [Line Items]
Financial assets without risk assessment	[1]	R$ 44,917	R$ 54,562

[1]	Investments approved by the Management, in accordance with the financial policy.